Shareholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock reserved for issuance under stock-based plans	2,412,000
Common stock remaining under repurchase authorization	5,041,900
Sale of common stock			3,777,565
Gross proceeds from sale of common stock			$ 299,998,000
Net proceeds from sale of common stock	$ 1,473,000	$ 3,047,000	$ 294,177,000
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.01	$ 0.01
Percentage ownership by person or group making rights exercisable	15.00%
Rights exercisable price, per share	$ 315
Rights redemption price, per right	$ 0.001
Class A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock reserved for issuance under stock-based plans	100,000
Class B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock reserved for issuance under stock-based plans	200,000